Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Plan Assets [Abstract]
Equity Funds	$ 70	$ 89
Bond Funds	29	29
Non-Invested Assets	12	11
Real Estate Funds		9
Cash and Cash Equivalents	2	3
Total fair value	$ 113	$ 141